Principal Activities And Reorganization	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principal Activities And Reorganization
1.	Principal activities and reorganization

(a)	History and Reorganization
Waterdrop Inc. (“Waterdrop” or the “Company”) was incorporated in May 2018 under the laws of the Cayman Islands. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) primarily provide online insurance brokerage services to match and connect users with relevant insurance products underwritten by insurance companies in the People’s Republic of China (“PRC”). The Group operated Waterdrop Mutual Aid platform since May 2016, which was terminated in March 2021. The Group also operates a medical crowdfunding platform.
Prior to the incorporation of the Company, the Group commenced its operation in 2016 and mainly carried out its business operation through Beijing Zongqing Xiangqian Technology Co., Ltd (“Zongqing Xiangqian”) and its wholly-owned subsidiaries Beijing Shuidi Hubao Technology Co., Ltd. (“Shuidi Hubao”) and Beijing Shuidi Hulian Technology Co., Ltd. (“Shuidi Hulian”). Zongqing Xiangqian is a limited liability company founded in 2016 by Mr. Shen Peng, the founder and the Chief Executive Officer (the “CEO” or the “Founder”) of the Company.
On May 7, 2021, the Company completed its initial public offering on the New York Stock Exchange under the code “WDH”.

The Company issued
30,000,000
ADS, representing
300,000,000
Class A ordinary shares, at US Dollar (US$”)
12.0
per ADS. Net proceeds from the global offering after deducting underwriting commissions, share issuance costs and offering expenses approximately amounted to RMB
2.1
billion.
As PRC laws and regulations prohibit and restrict foreign ownership of value-added telecommunication businesses, the Company established, through a Hong Kong intermediary company, a wholly-owned foreign invested subsidiary in the PRC, Beijing Absolute Health Ltd. (“Absolute Health” or the “WFOE”) in October
2018
.
The WFOE entered into a series of contractual arrangements (see Note 2(b)) in November 2018 with Zongqing Xiangqian and Shuidi Hubao and their respective shareholders. In July 2019, the WFOE further entered into a series of contractual arrangements (see Note 2(b)) with Shuidi Hulian and their respective shareholders. The series of contractual agreements include a power of attorney, an exclusive call option agreement, an equity pledge agreement, an exclusive business cooperation agreement, and a spouse consent agreement. The Group believes that these contractual agreements would enable the WFOE to (1) have power to direct the activities that most significantly affects the economic performance of the VIE and its subsidiaries and (2) receive the economic benefits of the VIE and its subsidiaries that could be significant to them. Accordingly, the Group believes that the WFOE is the primary beneficiary of the VIE and its subsidiaries.

As of December 31, 2021, the Company’s major subsidiaries, consolidated VIEs and principal subsidiary of VIEs are as follows:

Name of Company	Date of Incorporation/ Establishment	Place of Incorporation/ Establishment	Percentage Of Direct or Indirect Economic Interest	Principal Activities
Principal Subsidiaries
Waterdrop Group HK Limited (“Waterdrop HK”)	May 31, 2018	Hong Kong	100%	Investment holding
Absolute Health	October 17, 2018	PRC	100%	Research and development service for the Group

VIEs and its principal subsidiaries
Zongqing Xiangqian	August 2, 2013	PRC	100%	Operating management service for the Group
Shuidi Hubao	December 12, 2016	PRC	100%	Medical crowdfunding platform services
Shuidi Hulian	December 12, 2016	PRC	100%	Mutual aid platform services1
Shuidi Insurance Brokerage Co., Ltd	October 19, 2012	PRC	100%	Insurance brokerage services

1	The business was terminated in March, 2021.